John Hancock Trust
Supplement dated December 17, 2010
to the Prospectus dated May 3, 2010
Investment Quality Bond Trust
The section “Management — Investment Adviser” is amended and restated as follows to reflect a change in portfolio managers of the fund:
Investment Adviser: John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management	Lucius T. (L.T.) Hill, III. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2010.

Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager; managed fund since 2010.

Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2007.

Joseph F. Marvan, CFA. Vice President and Fixed Income Portolio Manager; managed fund since 2010.
The section “Subadvisers and Portfolio Managers” is also amended and restated as follows to reflect this change:
Lucius T. (L.T.) Hill, III. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1993.
Campe Goodman,CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.
Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1994.
Joseph F. Marvan, CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003.

International Opportunities Trust
The section “Management — Investment Adviser” is amended and restated as follows to reflect that Munish Malhotra has been added as a portfolio manager:
Investment Adviser: John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Marsico Capital Management, LLC	James G. Gendelman. Portfolio Manager; managed fund since 2005.

Munish Malhotra. Portfolio Manager; managed fund since 2010.
The section “Subadvisers and Portfolio Managers” is also amended and restated as follows to reflect this change:
James G. Gendelman. Co-Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.
Munish Malhotra. Co-Portfolio Manager; joined Marsico in 2003; previously an international equities analyst at Driehaus Capital Management.